Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Financial Assets [Abstract]
Disclosure of noncurrent financial assets

	2025	2024
	$m	$m
Cost
At 1 January	24.0	16.2
Additions	3.0	5.1
Revaluation of investments held at FVTOCI	(0.9)	3.4
Change in value of investments held at FVTPL	2.4	—
Disposals	—	(0.7)
At 31 December	28.5	24.0

Listed investments	10.5	12.6
Unlisted investments	18.0	11.4
At 31 December	28.5	24.0